Trade Receivables	12 Months Ended
Dec. 31, 2021
Trade Receivables
Trade Receivables

Note 7. Trade Receivables

As at December 31:	2021	2020
Trade receivables, gross amount	$4,300	$4,803
Less: Allowance for expected credit losses	(136)	(48)
Trade receivables, net amount	$4,164	$4,755

All trade receivables comprise accounts from contracts with customers.

As at December 31, 2021, the Group recognized a loss allowance of $136 (2020: $48) against its trade receivables. The movements in the loss allowance during the years ended December 31, 2021 and 2020 were as follows:

Equal to lifetime expected credit Losses
Financial assets that
are credit-impaired
at year-end
Loss allowance: as at January 1, 2020	$46
Additions for the year	2
Loss allowance: as at December 31, 2020	48
Additions for the year	124
Charge-off for the year	(32)
Exchange effect	(4)
Loss allowance: as at December 31, 2021	$136

In accordance with IFRS 9, management reviews the expected credit losses for the following twelve months based upon, among other things, the credit-worthiness of the exposure, collateral and other risk mitigation instruments, and the nature of the underlying business transaction.

For further discussions on credit risk, see Note 26.